SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
SHARE-BASED COMPENSATION.
Schedule of Stock Option Activity

		Weighted	Weighted	Weighted
		Average	Average	Average	Aggregate
	Number of	Exercise	Remaining	Grant Date	Intrinsic
	Options	Price	Contract Life	Fair Value	Value
Options outstanding on January 1, 2025	567	0.59	0.08	0.55	3
Granted	—	—	—	—	—
Forfeited	—	—	—	—	—
Expired	—	—	—	—	—
Exercised	—	—	—	—	—
Options outstanding on December 31, 2025	567	0.59	0.08	0.55	3
Options exercisable on December 31, 2025	567	0.59	0.08	0.55	3

Schedule of Nonvested Restricted Stock Units Activity

Weighted
Average
	Number of	Grant Date
	RSUs	Fair Value
Non-vested RSUs on January 1, 2025	4,571,052	14.14
Granted	—	—
Vested	(4,571,052)	14.14
Forfeited	—	—
Non-vested RSUs on December 31, 2025	—	—

Schedule of Assumptions Used

2022 PRC stock option
Expected term (months)	24, 36, and 48 months from the date of grant
Expected dividends	0.96%
Expected volatility	51.86%-54.00%
Risk-free interest rate	1.76%-2.18%
Fair value of common stock	$8.15
Weighted average exercise price	$4.07